Accounts Payable, Accruals and Other Payables	12 Months Ended
Dec. 31, 2019
Accounts Payable, Accruals and Other Payables [Abstract]
ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES

19	ACCOUNTS PAYABLE, ACCRUALS AND OTHER PAYABLES

	2019	2018
	USD	USD

Accounts payable*	25,989,961	1,565,035
Accrued interest on term loans	3,387,446	910,691
Capital accruals**	31,469,596	5,972,230
Accrued expenses	268,118	555,842

	61,115,121	9,003,798

* Accounts payables primarily represent payables to Audex (Phase 2 contractor) amounting to USD 21.5 million.

** Capital accruals represents contractor’s capital accruals for Phase 2